Cover	Apr. 29, 2024
Cover [Abstract]
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Incorporation, State or Country Code	OH
Entity File Number	000-16772
Entity Tax Identification Number	31-0987416
Entity Address, Address Line One	138 Putnam Street, PO Box 738
Entity Address, City or Town	Marietta,
Entity Address, Postal Zip Code	45750-0738
City Area Code	(740)
Local Phone Number	373-3155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PEBO
Security Exchange Name	NASDAQ
Entity Central Index Key	0000318300
Amendment Flag	false
Entity Address, State or Province	OH
Entity Registrant Name	PEOPLES BANCORP INC.